VOYA INVESTORS TRUST Voya Large Cap Growth Portfolio (the “Portfolio”)

Supplement dated April 1, 2026

to the Portfolio’s Class ADV, Class I, Class R6, Class S, and Class S2 Shares’

Prospectus, dated May 1, 2025, as supplemented

(the “Prospectus”)

Effective immediately, Eric DeVilbiss is added as a portfolio manager for the Portfolio.

Effective immediately, the Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers – T. Rowe Price Associates, Inc.” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Eric DeVilbiss	James Stillwagon
Portfolio Manager (since 4/2026)	Portfolio Manager (since 10/2025)

2.The table in the sub-section of the Prospectus entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Professional Experience
Manager	Sub-Adviser
Eric DeVilbiss	T. Rowe Price	Voya Large Cap	Mr. DeVilbiss, Portfolio
		Growth Portfolio	Manager, is the co-portfolio
manager for the Growth
Stock Strategy in the U.S.
Equity Division.
Previously, he was an
equity research analyst
following restaurant
companies. Mr. DeVilbiss
is an Investment Advisory
Committee member of the
US All-Cap Opportunities
and Global Growth Equity
Strategies. Mr. DeVilbiss
was originally with T.
Rowe Price from 2006 to
2010 and returned to T.
Rowe Price in 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST Voya Large Cap Growth Portfolio (the “Portfolio”)

Supplement dated April 1, 2026

to the Portfolio’s Class ADV, Class I, Class R6, Class S, and Class S2 Shares’ Statement of Additional Information, dated May 1, 2025, as supplemented (the “SAI”)

Effective immediately, Eric DeVilbiss is added as a portfolio manager for the Portfolio.

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to include the following:

T. Rowe Price

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total	Number	Total	Number	Total
Portfolio		of	Assets	of	Assets	of	Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Eric	Voya Large Cap	0	$0	0	$0	0	$0
DeVilbiss1	Growth Portfolio

1 As of December 31, 2025.

2.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Shares
Manager	Sub-Adviser	Portfolio Manager	Owned
Eric DeVilbiss1	T. Rowe Price	Voya Large Cap Growth	None
Portfolio
1 As of December 31,	2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE